Net Income Per Share (Details) - HKD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic and diluted income per share
Net income/(loss) for the year attributable to the Company’s ordinary shareholders - Numerator	$ 139,895	$ 692,042	$ 131,335
Net income/(loss) for the year attributable to the Company’s ordinary shareholders - Continuing operations	(1,446)	5,508	(1,917)
Net income/(loss) for the year attributable to the Company’s ordinary shareholders - Discontinued operations	$ 141,341	$ 686,534	$ 133,252
Weighted average number of basic and diluted ordinary shares outstanding - Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of basic and diluted ordinary shares outstanding - Discontinued operations	12,938,128	12,938,128	12,938,128
Net income of Basic and diluted income per share	$ 10.81	$ 53.50	$ 10.20
Net income of Basic and diluted income per share - Continuing operations	(0.11)	0.44	(0.15)
Net income of Basic and diluted income per share - Discontinued operations	$ 10.92	$ 53.06	$ 10.35